UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court,
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (18.4%)
	Consumer Discretionary (4.1%)
35,000	AV Homes, Inc.µ
	6.625%, 05/15/22	$36,096
45,000	Beverages & More, Inc.µ*
	11.500%, 06/15/22	36,018
65,000	Boyd Gaming Corp.µ*
	6.000%, 08/15/26	65,503
65,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	62,667
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
85,000	5.125%, 05/01/27*^	81,276
60,000	5.000%, 02/01/28*^	56,429
50,000	5.750%, 09/01/23µ	50,891
108,000	Century Communities, Inc.µ
	5.875%, 07/15/25	102,145
1,000,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	1,014,825
	DISH DBS Corp.^
88,000	5.875%, 11/15/24	73,554
65,000	7.750%, 07/01/26	56,890
105,000	Eldorado Resorts, Inc.µ
	6.000%, 04/01/25	106,495
60,000	ESH Hospitality, Inc.µ*
	5.250%, 05/01/25	58,269
35,000	GameStop Corp.*^
	6.750%, 03/15/21	35,708
	GLP Capital, LP / GLP Financing
	II, Inc.
65,000	5.250%, 06/01/25µ	66,362
25,000	5.750%, 06/01/28^	25,481
55,000	goeasy, Ltd.µ*
	7.875%, 11/01/22	57,850
65,000	Guitar Center Escrow Issuer,
	Inc.µ*
	9.500%, 10/15/21	63,747
185,000	L Brands, Inc.µ
	6.875%, 11/01/35	159,609
60,000	M/I Homes, Inc.µ
	5.625%, 08/01/25	56,648
120,000	Mattel, Inc.µ*^
	6.750%, 12/31/25	116,683
75,000	Meritage Homes Corp.µ
	6.000%, 06/01/25	75,727
60,000	Penske Automotive Group, Inc.µ
	5.500%, 05/15/26	58,637
	PetSmart, Inc.*
83,000	5.875%, 06/01/25µ	65,861
10,000	8.875%, 06/01/25^	6,885
	Rite Aid Corp.µ
120,000	7.700%, 02/15/27	105,221
40,000	6.125%, 04/01/23*	40,355
110,000	Salem Media Group, Inc.µ*
	6.750%, 06/01/24	99,905
67,000	Sally Holdings, LLC / Sally
	Capital, Inc.^
	5.625%, 12/01/25	62,699
900,000	Service Corp. Internationalµ
	7.500%, 04/01/27	1,006,236
60,000	Sotheby'sµ*
	4.875%, 12/15/25	57,595
PRINCIPAL AMOUNT		VALUE
500,000	Toll Brothers Finance Corp.µ
	4.000%, 12/31/18	$501,652
45,000	VOC Escrow, Ltd.µ*
	5.000%, 02/15/28	43,345
		4,507,264
	Consumer Staples (0.8%)
25,000	Albertsons Companies, Inc.µ*‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	25,327
65,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson's,
	Inc. / Albertson's, LLC^
	5.750%, 03/15/25	58,561
45,000	Fresh Market, Inc.µ*
	9.750%, 05/01/23	31,969
	JBS USA LUX, SA / JBS USA
	Finance, Inc.µ*
400,000	7.250%, 06/01/21	404,438
75,000	6.750%, 02/15/28	71,450
	New Albertson's, Inc.
75,000	7.450%, 08/01/29^	62,508
30,000	8.000%, 05/01/31^	25,630
15,000	7.750%, 06/15/26	13,093
	Pilgrim's Pride Corp.µ*
100,000	5.875%, 09/30/27	94,022
25,000	5.750%, 03/15/25	24,001
	Post Holdings, Inc.*^
60,000	5.750%, 03/01/27	58,586
14,000	5.625%, 01/15/28	13,374
	Simmons Foods, Inc.µ*
42,000	7.750%, 01/15/24	43,483
30,000	5.750%, 11/01/24	24,857
		951,299
	Energy (2.4%)
15,000	Berry Petroleum Company, LLCµ*
	7.000%, 02/15/26	15,634
38,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	38,414
55,000	Buckeye Partners, LPµ^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	50,704
125,000	Calfrac Holdings, LPµ*
	8.500%, 06/15/26	120,844
95,000	California Resources Corp.*^
	8.000%, 12/15/22	85,502
	Carrizo Oil & Gas, Inc.
40,000	8.250%, 07/15/25µ	43,198
34,000	6.250%, 04/15/23^	34,696
65,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	65,347
65,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	66,694
15,000	CONSOL Energy, Inc.µ*
	11.000%, 11/15/25	16,627
80,000	DCP Midstream Operating, LPµ*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	73,514
30,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	29,806
	Denbury Resources, Inc.^
55,000	5.500%, 05/01/22	49,969
40,000	9.250%, 03/31/22*	42,463

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
15,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	$15,594
115,000	Energy Transfer Equity, LP^
	5.500%, 06/01/27	118,023
140,000	Energy Transfer Partners, LP^‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	121,372
	Enterprise Products Operating,
	LLC‡
85,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	81,331
25,000	5.375%, 02/15/78µ
	3 mo. USD LIBOR + 2.57%	23,480
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
50,000	7.750%, 05/15/26µ	51,131
45,000	9.375%, 05/01/24^	37,128
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
65,000	6.500%, 10/01/25^	63,070
55,000	6.250%, 05/15/26µ	51,941
100,000	Gulfport Energy Corp.^
	6.375%, 05/15/25	97,652
50,000	Halcon Resources Corp.µ
	6.750%, 02/15/25	46,615
82,000	Lonestar Resources America,
	Inc.µ*
	11.250%, 01/01/23	88,253
60,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	60,440
50,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.µ*
	10.625%, 05/01/24	51,938
25,000	Moss Creek Resources Holdings,
	Inc.µ*
	7.500%, 01/15/26	24,565
5,000	Nabors Industries, Inc.µ*
	5.750%, 02/01/25	4,736
45,000	Oasis Petroleum, Inc.µ*
	6.250%, 05/01/26	45,239
55,000	Par Petroleum, LLC / Petroleum
	Finance Corp.µ*
	7.750%, 12/15/25	55,715
65,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	64,394
65,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	63,697
25,000	QEP Resources, Inc.^
	5.625%, 03/01/26	24,116
95,000	SESI, LLC^
	7.750%, 09/15/24	98,280
25,000	SM Energy Company^
	6.750%, 09/15/26	25,556
45,000	Southwestern Energy Company^
	7.500%, 04/01/26	46,762
40,000	Sunoco, LP / Sunoco Finance
	Corp.µ*
	5.500%, 02/15/26	38,276
15,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	15,347
PRINCIPAL AMOUNT		VALUE
15,000	TransMontaigne Partners, LP /
	TLP Finance Corp.µ
	6.125%, 02/15/26	$14,873
13,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	13,244
60,000	Transocean, Inc.µ*
	7.500%, 01/15/26	61,512
65,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	60,256
60,000	W&T Offshore, Inc.µ*
	9.000%, 05/15/20
	10.750% PIK rate	61,159
130,000	Weatherford International, Ltd.µ
	8.250%, 06/15/23	129,522
65,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	67,342
	WildHorse Resource
	Development Corp.µ
75,000	6.875%, 02/01/25	76,038
25,000	6.875%, 02/01/25*	25,370
		2,657,379
	Financials (2.4%)
125,000	Acrisure, LLC / Acrisure Finance,
	Inc.µ*
	7.000%, 11/15/25	113,510
195,000	Ally Financial, Inc.µ
	8.000%, 11/01/31	236,004
65,000	Amwins Group, Inc.µ*
	7.750%, 07/01/26	68,096
75,000	AssuredPartners, Inc.µ*
	7.000%, 08/15/25	72,669
65,000	Bank of America Corp.µ‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	64,447
65,000	Bank of Nova Scotia^‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	59,386
115,000	Charles Schwab Corp.µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	111,512
75,000	CyrusOne, LP / CyrusOne
	Finance Corp.µ
	5.375%, 03/15/27	74,667
100,000	Dell International, LLC / EMC
	Corp.*^
	6.020%, 06/15/26	105,823
65,000	Discover Financial Servicesµ‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	63,790
40,000	Equinix, Inc.^
	5.375%, 05/15/27	40,456
25,000	Greystar Real Estate Partners,
	LLCµ*
	5.750%, 12/01/25	24,266
65,000	HUB International, Ltd.µ*
	7.000%, 05/01/26	65,307
100,000	ILFC E-Capital Trust IIµ*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	91,908
140,000	Iron Mountain, Inc.µ*
	5.250%, 03/15/28	129,686
200,000	Jefferies Finance, LLCµ*
	7.250%, 08/15/24	196,343

See accompanying Notes to Schedule of Investments

2

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
50,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.µ*
	5.250%, 10/01/25	$46,922
35,000	Level 3 Financing, Inc.µ
	5.375%, 05/01/25	34,169
60,000	LPL Holdings, Inc.µ*
	5.750%, 09/15/25	58,418
	MetLife, Inc.^
100,000	6.400%, 12/15/36	106,476
7,000	5.875%, 03/15/28‡
	3 mo. USD LIBOR + 2.96%	7,184
110,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.µ
	6.500%, 07/01/21	110,326
110,000	Navient Corp.^
	6.750%, 06/25/25	109,455
50,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	50,487
100,000	Oil Insurance, Ltd.*‡
	5.319%, 08/31/18
	3 mo. USD LIBOR + 2.98%	94,971
125,000	Quicken Loans, Inc.µ*
	5.750%, 05/01/25	124,660
75,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	74,429
	Springleaf Finance Corp.µ
85,000	6.875%, 03/15/25	86,324
51,000	8.250%, 10/01/23	56,542
20,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	19,770
130,000	Tronox Finance, PLCµ*
	5.750%, 10/01/25	125,514
		2,623,517
	Health Care (2.6%)
119,000	Acadia Healthcare Company,
	Inc.µ
	6.500%, 03/01/24	122,069
	Bausch Health Cos., Inc.*
130,000	8.500%, 01/31/27µ	133,827
120,000	9.000%, 12/15/25^	127,346
65,000	9.250%, 04/01/26µ	69,215
65,000	7.500%, 07/15/21µ	66,356
	Community Health Systems, Inc.
150,000	8.125%, 06/30/24*^	123,572
15,000	6.875%, 02/01/22	7,371
190,000	DaVita, Inc.^
	5.125%, 07/15/24	184,993
60,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.µ*
	6.000%, 07/15/23	51,105
110,000	Endo Finance, LLC / Endo Finco,
	Inc.µ*
	7.250%, 01/15/22	103,953
	HCA, Inc.µ
920,000	5.875%, 05/01/23	964,031
55,000	7.500%, 11/06/33	58,906
65,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	63,498
75,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	64,730
PRINCIPAL AMOUNT		VALUE
45,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	$39,412
	Tenet Healthcare Corp.^
200,000	6.750%, 06/15/23	203,290
100,000	5.125%, 05/01/25	97,187
110,000	Teva Pharmaceutical Finance
	Company, BVµ
	2.950%, 12/18/22	101,455
175,000	Teva Pharmaceutical Finance IV,
	BVµ
	3.650%, 11/10/21	168,982
25,000	Teva Pharmaceutical Finance IV,
	LLCµ
	2.250%, 03/18/20	24,342
130,000	Teva Pharmaceutical Finance
	Netherlands III, BVµ^
	2.800%, 07/21/23	117,675
50,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	48,967
		2,942,282
	Industrials (1.7%)
80,000	ACCO Brands Corp.*
	5.250%, 12/15/24	79,424
70,000	Allison Transmission, Inc.µ*
	4.750%, 10/01/27	65,262
40,000	Apergy Corp.*
	6.375%, 05/01/26	40,861
65,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	60,731
60,000	Bombardier, Inc.µ*
	7.500%, 12/01/24	63,893
85,000	Covanta Holding Corp.µ
	5.875%, 03/01/24	85,200
60,000	Delphi Technologies, PLCµ*
	5.000%, 10/01/25	56,890
40,000	Energizer Gamma Acquisition,
	Inc.µ*
	6.375%, 07/15/26	41,155
15,000	FXI Holdings, Inc.µ*
	7.875%, 11/01/24	14,719
120,000	Golden Nugget, Inc.µ*
	6.750%, 10/15/24	119,860
90,000	Gray Television, Inc.*^
	5.875%, 07/15/26	88,115
60,000	Great Lakes Dredge & Dock
	Corp.µ
	8.000%, 05/15/22	61,988
95,000	H&E Equipment Services, Inc.µ
	5.625%, 09/01/25	94,292
	Hertz Corp.
65,000	7.375%, 01/15/21^	64,407
10,000	7.625%, 06/01/22µ*	9,813
	Icahn Enterprises, LP
65,000	6.375%, 12/15/25µ	65,508
43,000	6.750%, 02/01/24^	43,961
62,000	Jeld-Wen, Inc.µ*
	4.625%, 12/15/25	59,062
35,000	JPW Industries Holding Corp.µ*
	9.000%, 10/01/24	35,700
70,000	Meritor, Inc.^
	6.250%, 02/15/24	70,303
65,000	Multi-Color Corp.*^
	4.875%, 11/01/25	60,511
90,000	Navistar International Corp.µ*
	6.625%, 11/01/25	94,146

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Park Aerospace Holdings, Ltd.µ*
40,000	5.500%, 02/15/24	$39,613
35,000	4.500%, 03/15/23	33,607
115,000	Park-Ohio Industries, Inc.µ^
	6.625%, 04/15/27	116,906
125,000	Scientific Games International,
	Inc.µ*
	5.000%, 10/15/25	120,467
35,000	Tennant Companyµ
	5.625%, 05/01/25	35,025
15,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLCµ*
	7.750%, 04/15/26	13,471
55,000	TransDigm, Inc.µ
	6.500%, 05/15/25	56,163
95,000	United Rentals North America,
	Inc.µ
	4.875%, 01/15/28	88,839
25,000	Waste Pro USA, Inc.µ*
	5.500%, 02/15/26	23,906
		1,903,798
	Information Technology (0.7%)
125,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	127,688
50,000	Cardtronics, Inc.µ*
	5.500%, 05/01/25	44,794
95,000	CBS Radio, Inc.µ*^
	7.250%, 11/01/24	89,706
55,000	CDK Global, Inc.µ
	4.875%, 06/01/27	54,002
70,000	Clear Channel Worldwide
	Holdings, Inc.µ
	7.625%, 03/15/20	70,229
60,000	CommScope Technologies,
	LLCµ*
	6.000%, 06/15/25	61,593
125,000	First Data Corp.µ*
	5.000%, 01/15/24	126,168
60,000	Harland Clarke Holdings Corp.µ*
	8.375%, 08/15/22	57,460
45,000	Nuance Communications, Inc.µ
	5.625%, 12/15/26	44,791
65,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	64,533
40,000	VFH Parent, LLCµ*
	6.750%, 06/15/22	41,228
		782,192
	Materials (1.3%)
72,000	AK Steel Corp.^
	6.375%, 10/15/25	66,553
200,000	Alcoa Nederland Holding, BVµ*
	7.000%, 09/30/26	216,500
200,000	ArcelorMittal, SA^
	7.000%, 10/15/39	227,228
200,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.µ*^
	6.000%, 02/15/25	195,505
25,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LPµ*
	8.750%, 07/15/26	25,060
23,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	23,386
15,000	Commercial Metals Company*^
	5.750%, 04/15/26	14,597
PRINCIPAL AMOUNT		VALUE
35,000	First Quantum Minerals, Ltd.*
	7.000%, 02/15/21	$35,400
40,000	JW Aluminum Continuous Cast
	Companyµ*
	10.250%, 06/01/26	39,918
25,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	23,120
270,000	New Gold, Inc.*^
	6.375%, 05/15/25	248,045
170,000	PBF Holding Company, LLC /
	PBF Finance Corp.µ
	7.250%, 06/15/25	178,709
	United States Steel Corp.^
120,000	6.875%, 08/15/25	122,913
25,000	6.250%, 03/15/26	25,050
		1,441,984
	Real Estate (0.1%)
2,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.µ*
	8.875%, 10/15/21	2,113
100,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	96,944
65,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	64,266
		163,323
	Telecommunication Services (1.8%)
25,000	Block Communications, Inc.µ*
	6.875%, 02/15/25	25,026
60,000	CB Escrow Corp.µ*
	8.000%, 10/15/25	54,981
125,000	Cincinnati Bell, Inc.µ*
	7.000%, 07/15/24	111,551
60,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	56,152
200,000	CSC Holdings, LLCµ*
	5.500%, 04/15/27	192,621
200,000	Embarq Corp.µ
	7.995%, 06/01/36	188,642
	Frontier Communications Corp.
160,000	11.000%, 09/15/25^	130,174
120,000	7.625%, 04/15/24	81,588
25,000	8.500%, 04/01/26*^	24,032
	Hughes Satellite Systems Corp.
40,000	6.625%, 08/01/26^	38,250
15,000	5.250%, 08/01/26µ	14,375
100,000	Inmarsat Finance, PLC*^
	4.875%, 05/15/22	99,225
	Intelsat Jackson Holdings, SA
90,000	9.750%, 07/15/25µ*	96,240
60,000	7.500%, 04/01/21^	60,362
35,000	8.000%, 02/15/24*^	36,903
65,000	Qwest Corp.µ
	6.875%, 09/15/33	61,628
25,000	SBA Communications Corp.µ
	4.000%, 10/01/22	24,259
	Sprint Corp.
270,000	7.875%, 09/15/23^	288,260
160,000	7.125%, 06/15/24µ	164,546
65,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	60,331
10,000	Telecom Italia Capital, SAµ
	6.000%, 09/30/34	9,921

See accompanying Notes to Schedule of Investments

4

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
80,000		United States Cellular Corp.µ
		6.700%, 12/15/33	$82,531
		Windstream Services, LLC /
		Windstream Finance Corp.
63,000		8.625%, 10/31/25µ*	59,289
19,000		7.750%, 10/01/21	14,630
12,000		10.500%, 06/30/24*	12,049
			1,987,566
		Utilities (0.5%)
120,000		AES Corp.µ
		4.000%, 03/15/21	120,262
20,000		NGPL PipeCo, LLCµ*
		4.875%, 08/15/27	20,025
		NRG Energy, Inc.
70,000		6.625%, 01/15/27µ	72,519
43,000		5.750%, 01/15/28*^	42,702
120,000		PPL Capital Funding, Inc.^‡
		4.999%, 03/30/67
		3 mo. USD LIBOR + 2.67%	118,721
40,000		Talen Energy Supply, LLCµ*
		10.500%, 01/15/26	34,696
65,000		TerraForm Power Operating,
		LLCµ*
		5.000%, 01/31/28	61,310
55,000		Vistra Energy Corp.µ*
		8.125%, 01/30/26	60,571
			530,806
		TOTAL CORPORATE BONDS
		(Cost $20,799,364)	20,491,410

CONVERTIBLE BONDS (36.9%)
		Consumer Discretionary (8.1%)
1,400,000		Cie Generale des Etablissements
		Michelin, SCAµ
		0.000%, 01/10/22	1,364,552
60,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	637,637
		Liberty Interactive, LLC
115,646		4.000%, 11/15/29	79,335
85,000		3.750%, 02/15/30	57,839
280,000		LVMH Moet Hennessy Louis
		Vuitton, SE
		0.000%, 02/16/21	1,010,538
945,000		Marriott Vacations Worldwide
		Corp.µ*
		1.500%, 09/15/22	982,021
1,400,000		RHµ*
		0.000%, 06/15/23	1,300,026
975,000		Tesla, Inc.µ
		1.250%, 03/01/21	997,649
1,245,000		Vipshop Holdings, Ltd.
		1.500%, 03/15/19	1,227,203
11,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/23/23	1,287,261
			8,944,061
		Financials (3.4%)
800,000	EUR	AURELIUS Equity Opportunities
		SE & Co. KGaA
		1.000%, 12/01/20	1,118,095
1,100,000	EUR	Corestate Capital Holding, SA
		1.375%, 11/28/22	1,290,761
PRINCIPAL AMOUNT			VALUE
150,000,000	JPY	Mitsubishi Chemical Holdings
		Corp.
		0.000%, 03/29/24	$1,414,278
			3,823,134
		Health Care (4.4%)
700,000	EUR	Bayer Capital Corp., BVµ
		5.625%, 11/22/19	873,911
1,282,000	CAD	Canopy Growth Corp.*
		4.250%, 07/15/23	965,799
1,635,000		Illumina, Inc.µ
		0.000%, 06/15/19	2,131,288
685,000		Teladoc, Inc.µ*
		1.375%, 05/15/25	881,311
			4,852,309
		Industrials (4.9%)
110,000,000	JPY	ANA Holdings, Inc.
		0.000%, 09/19/24	1,011,431
985,000		Echo Global Logistics, Inc.µ
		2.500%, 05/01/20	1,089,080
750,000		Haitian International Holdings, Ltd.
		2.000%, 02/13/19	754,673
11,000,000	HKD	Harvest International Company
		0.000%, 11/21/22	1,400,427
1,200,000		Larsen & Toubro, Ltd.
		0.675%, 10/22/19	1,224,426
			5,480,037
		Information Technology (7.5%)
695,000		Akamai Technologies, Inc.µ*
		0.125%, 05/01/25	699,347
1,295,000		Atlassian, Inc.µ*
		0.625%, 05/01/23	1,429,058
640,000		Envestnet, Inc.µ
		1.750%, 12/15/19	694,621
705,000		Guidewire Software, Inc.µ
		1.250%, 03/15/25	701,909
682,000		New Relic, Inc.µ*
		0.500%, 05/01/23	737,065
1,365,000		Palo Alto Networks, Inc.µ*
		0.750%, 07/01/23	1,339,106
1,875,000		Workday, Inc.µ*
		0.250%, 10/01/22	1,984,397
710,000		Zendesk, Inc.µ*
		0.250%, 03/15/23	774,706
			8,360,209
		Materials (4.5%)
1,235,000		Cemex, SAB de CV
		3.720%, 03/15/20	1,253,828
2,000,000		Glencore Funding, LLCµ
		0.000%, 03/27/25	1,800,520
1,920,000		Royal Gold, Inc.µ
		2.875%, 06/15/19	1,976,784
			5,031,132
		Real Estate (2.0%)
500,000	EUR	Aroundtown, SA
		1.500%, 01/18/21	792,202
654,000		AYC Finance, Ltd.
		0.500%, 05/02/19	663,323

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
6,000,000	HKD	Smart Insight International, Ltd.
		0.000%, 01/27/19	$750,569
			2,206,094
		Telecommunication Services (2.1%)
1,480,000		GCI Liberty, Inc.µ*
		1.750%, 09/30/46	1,540,976
700,000		Twilio, Inc.*^
		0.250%, 06/01/23	738,311
			2,279,287
		TOTAL CONVERTIBLE BONDS
		(Cost $42,009,172)	40,976,263

U.S. GOVERNMENT AND AGENCY SECURITIES (2.6%)
1,410,000		United States Treasury Note
		1.875%, 05/31/22	1,362,493
1,545,000		United States Treasury Note
		1.875%, 10/31/22	1,486,738
			2,849,231
		TOTAL U.S. GOVERNMENT
		AND AGENCY SECURITIES
		(Cost $2,921,002)	2,849,231

BANK LOANS (0.3%) ‡
		Consumer Discretionary (0.1%)
126,750		Weight Watchers International,
		Inc.
		7.050%, 11/29/24
		1 mo. LIBOR + 4.75%	128,513
		Financials (0.0%)
35,000		GLP Financing, LLC
		3.579%, 04/28/21
		1 mo. LIBOR + 1.50%	34,738
		Telecommunication Services (0.2%)
60,000		Intelsat Jackson Holdings, SA
		6.625%, 01/02/24	62,943
89,398		New Media Holdings II, LLC!
		0.000%, 06/04/20	90,181
			153,124
		TOTAL BANK LOANS
		(Cost $312,103)	316,375

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.2%)
	Energy (0.2%)
9,685	NuStar Energy, LP‡
	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	232,827
	Industrials (0.8%)
13,700	Rexnord Corp.µ
	5.750%, 11/15/19	875,019
	Real Estate (0.9%)
970	Crown Castle International Corp.µ
	6.875%, 08/01/20	1,035,009
NUMBER OF SHARES			VALUE
		Telecommunication Services (4.1%)
21,460		Alibaba Exchangeable
		(Softbank)*^§
		5.750%, 06/01/19	$4,516,515
		Utilities (1.2%)
22,500		NextEra Energy, Inc.µ
		6.123%, 09/01/19	1,288,125
		TOTAL CONVERTIBLE
		PREFERRED STOCKS
		(Cost $7,766,614)	7,947,495

COMMON STOCKS (78.2%)
		Consumer Discretionary (5.0%)
21,000	EUR	Daimler, AG	1,453,497
905		GameStop Corp. - Class A^	13,041
2,400	EUR	Puma, SE	1,204,644
4,900	EUR	Volkswagen, AG	845,448
18,400		Walt Disney Company	2,089,504
			5,606,134
		Consumer Staples (11.9%)
33,454		Coca-Cola Company~	1,559,960
9,500	EUR	Danone, SA	745,866
43,000	GBP	Diageo, PLC	1,577,561
35,390	JPY	Japan Tobacco, Inc.	1,007,189
14,000	EUR	Kerry Group, PLC - Class A	1,489,752
8,100	JPY	Kose Corp.	1,552,595
28,600	CHF	Nestlé, SA	2,330,710
13,650	EUR	Unilever, NV	787,481
20,300		US Foods Holding Corp.#	686,343
17,000		Walmart, Inc.	1,516,910
			13,254,367
		Energy (9.4%)
15,250		Anadarko Petroleum Corp.~	1,115,537
6,000		Chevron Corp.µ	757,620
1,590,000	HKD	China Petroleum & Chemical
		Corp. - Class H	1,528,375
3,375		Enterprise Products Partners, LPµ	97,875
14,715		Exxon Mobil Corp.	1,199,420
700		GasLog, Ltd.	11,795
1,300		Magellan Midstream Partners, LP	93,288
44,065	EUR	Royal Dutch Shell, PLC - Class A	1,509,345
26,800		Schlumberger, Ltd.	1,809,536
2,170		Spectra Energy Partners, LP	80,225
960		Targa Resources Corp.µ	49,027
25,740	EUR	TOTAL, SA	1,678,899
25,700	CAD	Tourmaline Oil Corp.^	507,737
450		Williams Companies, Inc.µ	13,388
			10,452,067
		Financials (16.5%)
38,500		American International Group, Inc.	2,125,585
70,900		Bank of America Corp.µ~	2,189,392
84,400	CHF	Credit Suisse Group, AG#	1,357,364
10,200	EUR	Deutsche Böerse, AG	1,344,221
16,200		E*TRADE Financial Corp.#	968,922
6,900		Goldman Sachs Group, Inc.	1,638,267
50,000	INR	HDFC Bank, Ltd.	1,581,590
21,000		JPMorgan Chase & Company	2,413,950
131,000	HKD	Ping An Insurance Group
		Company of China, Ltd. - Class H	1,219,516

See accompanying Notes to Schedule of Investments

6

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
69,600	GBP	Prudential, PLC	$1,642,110
9,250		S&P Global, Inc.	1,854,070
			18,334,987
		Health Care (9.8%)
12,400		Alexion Pharmaceuticals, Inc.~#	1,648,704
4,124		Anthem, Inc.	1,043,372
13,700	GBP	AstraZeneca, PLC	1,054,574
20,800		Baxter International, Inc.	1,506,960
5,200		Celgene Corp.µ#	468,468
3,900		Humana, Inc.	1,225,302
21,700		Johnson & Johnson	2,875,684
6,000		Laboratory Corp. of America
		Holdings#	1,052,040
			10,875,104
		Industrials (5.6%)
25,600		Delta Air Lines, Inc.	1,393,152
7,300	JPY	FANUC Corp.	1,471,978
24,400		General Electric Companyµ	332,572
162,500	GBP	International Consolidated Airlines
		Group, SA	1,512,342
9,800	EUR	KION Group, AG	672,563
10,200	EUR	Schneider Electric, SE	818,711
			6,201,318
		Information Technology (20.0%)
37,900		Advanced Micro Devices, Inc.µ#	694,707
2,360		Alphabet, Inc. - Class A#	2,896,239
14,500		Apple, Inc.^	2,759,205
10,900	EUR	ASML Holding, NV	2,334,434
3,100	CAD	Constellation Software, Inc.	2,247,294
8,400		Facebook, Inc. - Class Aµ#	1,449,672
10,100		MasterCard, Inc. - Class A	1,999,800
20,200		Microsoft Corp.µ	2,142,816
4,800	JPY	Nintendo Company, Ltd.	1,623,298
236,000	TWD	Taiwan Semiconductor
		Manufacturing Company, Ltd.	1,886,987
47,300	HKD	Tencent Holdings, Ltd.	2,152,830
			22,187,282
		TOTAL COMMON STOCKS
		(Cost $89,055,640)	86,911,259

EXCHANGE-TRADED FUNDS (1.1%)
		Other (1.1%)
8,425		iShares iBoxx High Yield
		Corporate Bond ETF^	725,561
14,675		SPDR Barclays Capital High Yield
		Bond ETF	527,419
		TOTAL EXCHANGE-TRADED
		FUNDS
		(Cost $1,282,330)	1,252,980

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.6%) #
	Consumer Discretionary (0.4%)
14	Amazon.com, Inc.
1,400	Call, 08/17/18, Strike $1,585.00	277,690
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
5	Booking Holdings, Inc.
500	Call, 01/17/20, Strike $1,920.00	$172,775
		450,465
	Information Technology (0.1%)
350	Taiwan Semiconductor
35,000	Manufacturing Company, Ltd.
	Call, 10/19/18, Strike $40.00	85,750
	Other (0.1%)
1,925	iShares China Large-cap ETF
192,500	Put, 08/17/18, Strike $42.00	45,238
2,230	iShares MSCI EAFE ETF
223,000	Put, 08/17/18, Strike $67.00	23,415
1,345	iShares MSCI Emerging Markets
134,500	Put, 08/17/18, Strike $43.50	28,245
250	SPDR S&P 500 ETF Trust
25,000	Put, 08/17/18, Strike $275.00	18,125
		115,023
	TOTAL PURCHASED OPTIONS
	(Cost $1,129,025)	651,238

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.7%)
2,064,620	Fidelity Prime Money Market Fund
	- Institutional Class, 2.060%***	2,065,446
2,061,394	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.810%***	2,061,394

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $4,126,840)	4,126,840
TOTAL INVESTMENTS (149.0%)
(Cost $169,402,090)		165,523,091

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-10.8%)		(12,000,000)

LIABILITIES, LESS OTHER ASSETS (-38.2%)		(42,444,672)

NET ASSETS (100.0%)		$111,078,419

See accompanying Notes to Schedule of Investments

7

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $45,035,810.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.
&	Illiquid security.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $162,770.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

8

Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2018
	Value	% of Total Investments
US Dollar	$112,841,809	68.2%
European Monetary Unit	18,959,830	11.5%
Japanese Yen	8,718,406	5.3%
Hong Kong Dollar	8,338,978	5.0%
British Pound Sterling	5,786,587	3.5%
Canadian Dollar	3,720,830	2.2%
Swiss Franc	3,688,074	2.2%
New Taiwan Dollar	1,886,987	1.1%
Indian Rupee	1,581,590	1.0%
Total Investments	$165,523,091	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

9

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 30% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Cost basis of investments	$169,402,090
Gross unrealized appreciation	5,819,973
Gross unrealized depreciation	(9,698,972)
Net unrealized appreciation (depreciation)	$(3,878,999)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$20,491,410	$—	$20,491,410
Convertible Bonds	—	40,976,263	—	40,976,263
U.S. Government and Agency Securities	—	2,849,231	—	2,849,231
Bank Loans	—	316,375	—	316,375
Convertible Preferred Stocks	3,430,980	4,516,515	—	7,947,495
Common Stocks Foreign	4,244,783	36,894,128	—	41,138,911
Common Stocks U.S.	45,772,348	—	—	45,772,348
Exchange-Traded Funds	1,252,980	—	—	1,252,980
Purchased Options	651,238	—	—	651,238
Short Term Investments	4,126,840	—	—	4,126,840
TOTAL	$59,479,169	$106,043,922	$—	$165,523,091

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$1,509,345	$1,509,345	$—
TOTAL	$—	$1,509,345	$1,509,345	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges

See accompanying Notes to Schedule of Investments

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018